Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Transactions
Other operating expenses		$ 19,013	$ 32,972	$ 18,318	$ 11,272	$ 18,120	$ 15,020	$ 10,308	$ 7,627	$ 81,575	$ 51,075	$ 185,401
Trip.com and its Subsidiaries [Member]
Transactions
Commission received										23	11	190
Commission paid										149	61	1,087
Other operating expenses										306	284	1,556
Advance given										1,074
Advance given received back										1,074
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale (refund) of air ticketing	[1]									211	(14)	1,241
Purchase (refund) of air ticketing	[1]									475	(659)	21,610
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of hotel and packages	[1]									1,204	425	7,734
Purchase of hotel and packages	[1]									$ 3,015	$ 647	$ 6,451

[1]	represents gross amount booked/charged for the air ticketing and hotels and packages transactions